Business Combinations (Details)			12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Feb. 29, 2020
Business Combinations [Line Items]
Share percentage				51.00%
Contributed revenue			¥ 142,000
Contributed loss			¥ 896,000
Equity interest rate	51.00%						38.40%
Issued ordinary shares (in Shares) | shares			4,856,273
Total estimated fair value			¥ 284,000,000
Revenue contributed				¥ 3,361,000	¥ 30,950,000	¥ 109,270,000
Profit (loss) contributed				2,198,000	58,660,000	¥ 3,543,000
Impairment amount			237,225,000
Goodwill			237,225,000
Other receivables			9,671,000
Other assets			10,064,000
Other receivables			218,000
Consideration amount (in Dollars)	$ 6,500,000	¥ 1,274,000
Shares issued (in Shares) | shares	3,185,000
Issue price (in Dollars per share) | $ / shares	$ 1
Beijing Kuke Music Co. Ltd. [Member]
Business Combinations [Line Items]
Cash acquisition				1,000,000
Beijing Successor Educational Equipment Co., Ltd [Member]
Business Combinations [Line Items]
Cash acquisition			¥ 315,000
Contributed revenue				27,144,000	15,275,000
Contributed loss				¥ 1,708,000	¥ 3,351,000
KOLO Music PTE LTD [Member]
Business Combinations [Line Items]
Equity interest rate	49.00%
Shares issued (in Shares) | shares	3,185,000
Total for all business combinations [member]
Business Combinations [Line Items]
Equity interest rate	49.00%
Lung Yu and He Yu [Member]
Business Combinations [Line Items]
Equity interest rate							61.60%